RELATED PARTY TRANSACTIONS AND BALANCES (Amounts Due to Related Parties) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to related parties	$ 6,321,062	$ 9,120,781
Trade related balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,404,989	4,424,706
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 916,073	$ 4,696,075